PROVISIONS	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
PROVISIONS
10.	PROVISIONS
  The breakdown of the items at December 31, 2020, 2019 and January 1, 2019 is as follows:

	12/31/2020	12/31/2019	01/01/2019
Other provisions	15	132	19
Total	15	132	19